Related Party Transactions	3 Months Ended
Mar. 31, 2021
6. Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation and compensation under options.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months
	ended March 31,
	2021	2020
Salaries and bonus	$250,000	$-
Short-term employee benefits	584	550
Stock-based compensation	229,188	428,878
	$479,772	$429,428

On March 1, 2021, the company paid total $250,000 to the CEO as one time compensation for his service over years.

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended March 31, 2021 and 2020, respectively.

Our Chief Financial Officer receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $120,000 for the period ended March 31, 2021 and $175,000 for the period ended March 31, 2020, respectively.

Our Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $81,198 for the period ended March 31, 2021 and $78,998 for the period ended March 31, 2020, respectively.